Other Operating Expenses and (Income), Net	12 Months Ended
Dec. 31, 2017
Other Income And Expenses [Abstract]
Other Operating Expenses and (Income), Net

Note Q: Other Operating Expenses and (Income), Net

Other operating expenses and income, net, are comprised generally of gains and losses on the sale of assets; gains and losses related to certain customer accounts receivable; rental, royalty and services income; accretion expense, depreciation expense and gains and losses related to asset retirement obligations.  These net amounts represented an expense of $793,000 in 2017, income of $8,043,000 in 2016 and an expense of $15,653,000 in 2015.  The 2017 amount primarily reflects $19,366,000 of gains on the sale of assets, offset by $12,668,000 of nonrecurring repair costs related to certain of the Company’s leased railcars and approximately $10,813,000 of executive retirement expense. The net expense for 2015 reflects the net impact of the divestitures of the California cement operations and the San Antonio asphalt operations.